End-user Incentive Programs (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) item	Sep. 30, 2019 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Concentration Risk [Line Items]
Marketing promotions and discounts accounted for as a reduction of revenue	$ 36,577	$ 19,316	$ 27,700	$ 11,600
Marketing promotions accounted for as sales and marketing expense	61,351	32,189	$ 45,200	$ 18,700
Total cost of end-user incentive programs	$ 97,928	$ 51,505
Number of developer partners | item	2	2	2
Supplier Concentration Risk Member One [Member] | Revenue
Concentration Risk [Line Items]
Percentage of revenue	63.00%	83.00%
Supplier Concentration Risk Member Two [Member] | Revenue
Concentration Risk [Line Items]
Percentage of revenue	25.00%	7.00%